Summary of Significant Accounting Policies - Accounting Pronouncements (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset	$ 14,257	$ 32,211
Foreign exchange loss (notes 8 and 15)	2,414	2,345	$ 3,523
Investments in subsidiaries	12,954	28,562
Non-controlling interest	1,917,433	1,989,883
Accumulated deficit	(513,242)	(527,028)
Other long-term liabilities (notes 6)	72,508	109,075
Accumulated other comprehensive loss (note 1)	(25,510)	(48,883)
Goodwill, intangibles and other non-current assets (notes 5, 6 and 15)	25,936	37,685
Net Income (Loss) Attributable to Noncontrolling Interest	(11,174)	173,915	161,591
Controlling Interest	7,806	(82,933)	(310,577)
Total equity	2,432,483	2,471,291	2,571,593				$ 2,867,028
Long-term Debt	671,480	582,894
Interest Expense	$ 68,412	$ 89,075	$ 111,398
Earnings Per Share, Diluted	$ 0.08	$ (0.82)	$ (3.08)
Non-current assets - discontinued operations (note 23)	$ 0	$ 4,585,334
Non-current liabilities - discontinued operations (note 23)	0	2,586,474
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit					$ (55,100)	$ (2,991)
Additional Paid in Capital				$ (6,334)
Undistributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	(49,771)	138,271	$ 83,894
Distributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	40,138
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non-controlling interest					37,400
Accumulated deficit					17,700
Non-current assets - discontinued operations (note 23)					53,700
Non-current liabilities - discontinued operations (note 23)					$ 1,400
Accounting Standards Update 2020-06 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term Debt				6,300
Additional Paid in Capital				$ 6,300
Interest Expense	3,000
Net Income (Loss) Attributable to Parent, Diluted	$ 6,400
Earnings Per Share, Diluted	$ 0.08
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	9,588,378
Teekay Tankers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	$ (174,787)	105,455	47,887
Controlling Interest	(67,585)	(18,138)	(6,525)
Teekay Tankers | Undistributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	(174,787)	105,455	47,887
Controlling Interest	(67,585)	(18,138)	(6,525)
AOCI Atrributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity	$ (25,510)	$ (48,883)	$ (23,737)				$ (2,273)
AOCI Atrributable to Parent [Member] | Accounting Standards Update 2017-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit						$ (1,604)